Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	R$ 2,549,424	R$ 2,379,929	R$ 2,017,107
Expenses (revenues) not affecting cash:
Depreciation and amortization	1,807,514	1,600,932	1,355,653
Chargeback	251,645	345,799	426,740
Credit loss allowance expenses	129,293	110,280	109,308
Accrual of provision for contingencies, net	141,660	45,707	59,197
Share based long term incentive plan (LTIP)	112,098	178,692	144,617
Loss on disposal of property, equipment, intangible, inventories and investment assets	182,679	207,506	295,989
Loss (gain) on non-realized derivative financial instruments, net	(20,551)	52,802	1,025
Interest income and expense accrued, net	2,158,902	1,072,588	585,868
Other (income) cost, net	(942)	1,234	(1,750)
Changes in operating assets and liabilities
Accounts receivable	(5,054,564)	(20,099,278)	(10,213,932)
Credit portfolio	(1,159,745)	(1,319,719)	(317,563)
Compulsory reserves	1,056,353	(1,947,170)	(1,274,173)
Inventories	0	5,225	(20,256)
Recoverable taxes	(81,161)	(167,291)	(59,927)
Other receivables	(112,242)	(101,614)	(9,850)
Deferred revenue	(35,449)	(756)	2,123
Other liabilities	(77,856)	58,356	8,352
Payables to third parties	(711,175)	1,488,877	962,405
Checking accounts	(630,604)	343,095	2,468,088
Obligations to FIDC quota holders	(50,608)	1,000,000	0
Trade payables	(53,904)	148,601	63,498
Receivables from (payables to) related parties	(344,901)	583,486	(191,812)
Banking issuances	4,561,834	9,017,299	4,945,183
Salaries and social security charges	(19,113)	57,396	51,457
Taxes and contributions	(165,610)	(95,394)	127,276
Provision for contingencies	(54,775)	(35,291)	(28,652)
Total adjustments to reconcile profit (loss)	4,378,202	(5,068,709)	1,505,971
Income tax and social contribution paid	(187,905)	(157,340)	(82,633)
Interest income received (paid), net	3,372,134	1,809,756	2,576,415
NET CASH PROVIDED (USED IN) BY OPERATING ACTIVITIES	7,562,431	(3,416,293)	3,999,753
CASH FLOWS FROM INVESTING ACTIVITIES
Amount paid on acquisitions, net of cash acquired	0	0	(31,313)
Purchases of property and equipment	(1,040,040)	(1,131,878)	(951,558)
Purchases and development of intangible assets	(1,236,820)	(1,188,763)	(1,036,806)
Redemption (acquisition) of financial investments	(22,936)	490,552	(684,120)
NET CASH USED IN INVESTING ACTIVITIES	(2,299,796)	(1,830,089)	(2,703,797)
CASH FLOWS FROM FINANCING ACTIVITIES
Additions from borrowings	6,198,654	8,883,160	300,000
Payment of borrowings	(8,504,049)	(4,785,598)	(109,613)
Acquisition of treasury shares	(1,330,183)	(784,459)	(399,408)
Payment of leases	(19,621)	(18,590)	(16,972)
Derivative financial instruments, net	(60,542)	(19,523)	0
Distribution of dividends	(617,055)	0	0
NET CASH PROVIDED (USED IN) BY FINANCING ACTIVITIES	(4,332,796)	3,274,990	(225,993)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	929,839	(1,971,392)	1,069,963
Cash and cash equivalents at the beginning of the year	927,668	2,899,060	1,829,097
Cash and cash equivalents at the end of the year	R$ 1,857,507	R$ 927,668	R$ 2,899,060